23. Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	R$ 528,320	R$ 478,482
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	180,643	216,423
Provison For Federal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	33,907	57,393
Provison For State Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	59,403	64,280
Provison For Municipal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	1,738	1,629
Provison For Intelig Proceedings (Purchase Price Allocation) [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Other provision	R$ 85,595	R$ 93,121